Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—7.8%
1,136,466	[1]	Altice USA, Inc.	$11,944,258
526,494		AT&T, Inc.	9,887,557
86,149	[1]	Meta Platforms, Inc.	13,706,306
552,659		News Corp., Inc., Class A	9,472,575
24,014	[1]	T-Mobile USA, Inc.	3,435,443
390,480	[1]	Walt Disney Co.	41,429,928
		TOTAL	89,876,067
		Consumer Discretionary—4.9%
48,233		Advance Auto Parts, Inc.	9,338,873
47,945		eBay, Inc.	2,331,565
474,327		Ford Motor Co.	6,967,863
1,638,527		Gap (The), Inc.	15,762,630
51,772		Home Depot, Inc.	15,580,266
106,426	[1]	Wayfair, Inc.	5,737,426
		TOTAL	55,718,623
		Consumer Staples—6.0%
177,115		Albertsons Cos., Inc.	4,755,538
126,156		Hershey Foods Corp.	28,758,522
249,659		Kroger Co.	11,594,164
168,818		Molson Coors Beverage Company, Class B	10,086,876
35,268		PepsiCo, Inc.	6,170,489
5,468	[1]	The Boston Beer Co., Inc., Class A	2,080,191
89,990		The Coca-Cola Co.	5,774,658
		TOTAL	69,220,438
		Energy—8.2%
110,326		Chevron Corp.	18,069,192
201,343		Exxon Mobil Corp.	19,516,177
712,014		Marathon Oil Corp.	17,657,947
312,024		Marathon Petroleum Corp.	28,600,120
63,930		Occidental Petroleum Corp.	4,203,398
23,414		Phillips 66	2,083,846
34,933		Valero Energy Corp.	3,869,528
		TOTAL	94,000,208
		Financials—20.2%
13,862		American Express Co.	2,135,025
120,269	[1]	Arch Capital Group Ltd.	5,339,944
423,678		Bank of New York Mellon Corp.	18,413,046
277,304		Berkley, W. R. Corp.	17,339,819
8,797	[1]	Berkshire Hathaway, Inc., Class B	2,644,378
41,993		Cboe Global Markets, Inc.	5,181,096
55,122		CME Group, Inc.	10,995,737
56,700		Evercore, Inc., Class A	5,668,299
207,318		Fidelity National Financial, Inc.	8,284,427
80,806		Gallagher (Arthur J.) & Co.	14,463,466
57,529		Interactive Brokers Group, Inc., Class A	3,376,377
190,339		JPMorgan Chase & Co.	21,957,507
26,077		NASDAQ, Inc.	4,717,329

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
213,299		Northern Trust Corp.	$21,282,974
161,831		Popular, Inc.	12,569,414
20,031		Signature Bank	3,717,153
197,336		State Street Corp.	14,018,750
86,812		T. Rowe Price Group, Inc.	10,718,678
169,070		The Travelers Cos., Inc.	26,831,409
537,589		Virtu Financial, Inc.	12,541,951
212,283		Wells Fargo & Co.	9,312,855
		TOTAL	231,509,634
		Health Care—17.3%
77,563	[1]	Align Technology, Inc.	21,792,876
35,938		Amgen, Inc.	8,893,577
106,571	[1]	Biogen, Inc.	22,919,159
217,000		Bristol-Myers Squibb Co.	16,010,260
107,268		CVS Health Corp.	10,263,402
163,730		Dentsply Sirona, Inc.	5,920,477
11,010		Elevance Health, Inc.	5,252,871
210,375	[1]	Enovis Corp.	12,563,595
194,860		Gilead Sciences, Inc.	11,642,885
102,312		Johnson & Johnson	17,855,490
26,284		McKesson Corp.	8,978,089
246,030		Merck & Co., Inc.	21,980,320
26,191	[1]	Moderna, Inc.	4,297,681
494,772		Pfizer, Inc.	24,990,934
13,094	[1]	Waters Corp.	4,766,609
		TOTAL	198,128,225
		Industrials—9.1%
140,127		AGCO Corp.	15,262,633
107,600		Emerson Electric Co.	9,691,532
128,625		Fortune Brands Home & Security, Inc.	8,962,590
158,440	[1]	General Electric Co.	11,710,300
19,794		Lennox International, Inc.	4,741,257
75,708		Manpower, Inc.	5,936,264
179,701		Masco Corp.	9,951,841
38,627		Robert Half International, Inc.	3,056,941
151,289	[1]	SPX Corp.	8,945,719
52,590		Trane Technologies PLC	7,730,204
19,817		Union Pacific Corp.	4,504,404
227,171	[1]	XPO Logistics, Inc.	13,571,196
		TOTAL	104,064,881
		Information Technology—10.0%
48,285	[1]	Arista Networks, Inc.	5,631,479
354,300		Dell Technologies, Inc.	15,964,758
214,271	[1]	DXC Technology Co.	6,770,964
37,898		Fidelity National Information Services, Inc.	3,871,660
1,008,116		Hewlett Packard Enterprise Co.	14,355,572
208,914	[1]	IPG Photonics Corp.	22,266,054
37,834		Paychex, Inc.	4,853,345
389,782	[1]	PayPal Holdings, Inc.	33,727,836
74,566		Pegasystems, Inc.	2,993,825
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
219,810		Vishay Intertechnology, Inc.	$4,541,275
		TOTAL	114,976,768
		Materials—4.7%
57,315		Alcoa Corp.	2,916,760
321,288	[1]	Berry Global Group, Inc.	18,522,253
39,539		Celanese Corp.	4,646,228
56,775		CF Industries Holdings, Inc.	5,421,445
102,172		Dow, Inc.	5,436,572
102,673		Mosaic Co./The	5,406,760
133,335		Newmont Corp.	6,037,409
43,393		Nucor Corp.	5,892,770
		TOTAL	54,280,197
		Real Estate—5.2%
145,234		Extra Space Storage, Inc.	27,524,747
69,830		SBA Communications Corp.	23,448,216
183,003		SL Green Realty Corp.	9,086,099
		TOTAL	60,059,062
		Utilities—4.8%
477,160		Exelon Corp.	22,183,169
65,207		NRG Energy, Inc.	2,461,564
99,211		Pinnacle West Capital Corp.	7,289,032
220,450		Public Service Enterprises Group, Inc.	14,476,952
80,141		WEC Energy Group, Inc.	8,319,437
		TOTAL	54,730,154
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,039,962,082)	1,126,564,257
		INVESTMENT COMPANY—1.8%
20,904,695		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[2] (IDENTIFIED COST $20,893,228)	20,894,246
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,060,855,310)	1,147,458,503
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	273,879
		TOTAL NET ASSETS—100%	$1,147,732,382
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2021	$—	$22,933,980	$22,933,980
Purchases at Cost	$53,161,431	$173,415,706	$226,577,137
Proceeds from Sales	$(53,161,431)	$(175,438,014)	$(228,599,445)
Change in Unrealized Appreciation/Depreciation	N/A	$(962)	$(962)
Net Realized Gain/(Loss)	N/A	$(16,464)	$(16,464)
Value	$—	$20,894,246	$20,894,246
Balance of Shares Held 07/31/2022	—	20,904,695	20,904,695
Dividend Income	$947	$72,709	$73,656
Gains Distributions Received	N/A	$3,228	$3,228
* All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.

Non-income-producing security.

7-day net yield.
3

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.